UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS LifeCompass 2015 Fund
	Shares	Value ($)
Equity - Equity Funds 41.0%
DWS Capital Growth Fund "Institutional" (a)	82,894	4,977,756
DWS Core Equity Fund "Institutional" (a)	544,159	9,930,906
DWS Diversified International Equity Fund "Institutional" (a)	505,671	3,489,130
DWS Dreman Mid Cap Value Fund "Institutional" (a)	69,099	821,583
DWS Dreman Small Cap Value Fund "Institutional" (a)	67,396	2,476,123
DWS EAFE Equity Index Fund "Institutional" (a)	387,535	4,751,174
DWS Emerging Markets Equity Fund "Institutional" (a)	174,664	2,791,133
DWS Equity 500 Index Fund "Institutional" (a)	100,866	16,277,727
DWS Equity Dividend Fund "Institutional" (a)	131,082	4,573,467
DWS Global Thematic Fund "Institutional" (a)	39,312	884,129
DWS International Fund "Institutional" (a)	32,485	1,375,416
DWS RREEF Real Estate Securities Fund "Institutional" (a)	29,157	619,301
DWS Small Cap Core Fund "S"* (a)	68,439	1,310,597
DWS Small Cap Growth Fund "Institutional"* (a)	65,859	1,610,903
DWS Technology Fund "Institutional"* (a)	57,316	884,965

Total Equity - Equity Funds (Cost $51,251,721)		56,774,310
Equity-Exchange-Traded Funds 8.4%
iShares MSCI Australia Index Fund	53,656	1,339,790
iShares MSCI Canada Index Fund	49,865	1,401,705
iShares MSCI Germany Index Fund	37,686	886,375
iShares MSCI Italy Index Fund	65,199	831,287
iShares MSCI Japan Index Fund	123,623	1,153,403
iShares MSCI United Kingdom Index Fund	102,002	1,803,396
iShares S&P U.S. Preferred Stock Index Fund	18,083	721,873
SPDR Barclays Capital Convertible Securities Fund	35,074	1,397,348
Vanguard FTSE All World ex-U.S. Small-Cap Fund	23,682	2,094,910

Total Equity Exchange-Traded Funds (Cost $11,223,408)		11,630,087
Fixed Income - Bond Funds 48.6%
DWS Core Fixed Income Fund "Institutional" (a)	2,258,691	22,880,537
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	413,498	1,389,354
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	119,243	1,347,444
DWS Enhanced Global Bond Fund "S" (a)	1,073,295	11,237,396
DWS Global High Income Fund "Institutional" (a)	197,251	1,394,563
DWS Global Inflation Fund "Institutional" (a)	245,699	2,776,394
DWS High Income Fund "Institutional" (a)	566,812	2,783,048
DWS U.S. Bond Index Fund "Institutional" (a)	2,110,889	23,473,088

Total Fixed Income - Bond Funds (Cost $66,620,250)		67,281,824
Fixed Income - Exchange-Traded Fund 0.5%
WisdomTree Emerging Markets Local Debt Fund (Cost $688,404)	14,156	746,587
Market Neutral Fund 1.2%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $1,708,527)	178,769	1,732,275
Fixed Income - Money Market Fund 0.6%
Central Cash Management Fund, 0.17% (a) (b) (Cost $784,635)	784,635	784,635

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $132,276,945) †	100.3	138,949,718
Other Assets and Liabilities, Net	(0.3)	(422,474)

Net Assets	100.0	138,527,244

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $133,267,306.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $5,682,412.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,786,418 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,104,006.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2012 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2012
DWS Capital Growth Fund	6,460,859	—	1,470,000	82,110	—	—	4,977,756
DWS Core Equity Fund	9,595,855	31,299	—	—	31,299	—	9,930,906
DWS Diversified International Equity Fund	3,936,762	—	685,000	894	—	—	3,489,130
DWS Dreman Mid Cap Value Fund	1,305,723	—	525,000	35,000	—	—	821,583
DWS Dreman Small Cap Value Fund	2,447,060	50,000	85,000	(2,557)	—	—	2,476,123
DWS EAFE Equity Index Fund	3,795,526	695,000	—	—	—	—	4,751,174
DWS Emerging Markets Equity Fund	2,810,616	15,000	175,000	(28,589)	—	—	2,791,133
DWS Equity 500 Index Fund	16,091,799	71,289	—	—	71,289	—	16,277,727
DWS Equity Dividend Fund	6,227,683	36,898	1,650,000	(326,342)	36,898	—	4,573,467
DWS Global Small Cap Growth Fund	151,391	—	151,593	(8,048)	—	—	—
DWS Global Thematic Fund	1,019,322	—	175,000	(47,175)	—	—	884,129
DWS International Fund	1,307,522	—	—	—	—	—	1,375,416
DWS RREEF Real Estate Securities Fund	1,128,678	4,661	485,000	17,682	4,661	—	619,301
DWS Small Cap Core Fund	1,217,381	70,000	—	—	—	—	1,310,597
DWS Small Cap Growth Fund	1,728,990	—	115,000	3,967	—	—	1,610,903
DWS Technology Fund	1,470,693	—	515,000	33,360	—	—	884,965
DWS Core Fixed Income Fund	23,116,315	149,221	500,000	(33,827)	149,221	—	22,880,537
DWS Enhanced Commodity Strategy Fund	1,421,020	56,532	40,000	(13,755)	21,532	—	1,389,354
DWS Enhanced Emerging Markets Fixed Income Fund	1,389,969	17,687	105,000	(917)	12,687	—	1,347,444
DWS Enhanced Global Bond Fund	6,973,769	4,032,743	—	—	57,743	—	11,237,396
DWS Global High Income Fund	710,541	711,427	40,000	(128)	21,427		1,394,563
DWS Global Inflation Fund	3,513,017	1,818	780,000	11,695	1,818		2,776,394
DWS High Income Fund	3,918,446	53,884	1,225,000	17,939	53,884	—	2,783,048
DWS U.S. Bond Index Fund	24,017,624	153,270	635,000	3,719	153,270	—	23,473,088
DWS Disciplined Market Neutral Fund	1,951,143	—	235,000	(1,114)	—	—	1,732,275
Central Cash Management Fund	944,404	4,684,768	4,844,537	—	—	—	784,635
	128,652,108	10,835,497	14,436,130	(256,086)	615,729	—	126,573,044

(b) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$56,774,310	$—	$—	$56,774,310
Exchange-Traded Funds	12,376,674	—	—	12,376,674
Bond Funds	67,281,824	—	—	67,281,824
Market Neutral Fund	1,732,275	—	—	1,732,275
Money Market Funds	784,635	—	—	784,635
Total	$138,949,718	$—	$—	$138,949,718

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013